Annual Total Returns[BarChart] - SteelPath MLP Alpha Plus - Class Y	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.87%	31.18%	8.41%	(42.90%)	32.31%	(9.57%)	(20.51%)	10.14%	(43.07%)